Share-based payments - Restricted Share Units (Details) - Restricted Share Units Scheme - item		12 Months Ended
	Sep. 10, 2019	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement
Granted		17,033,120	470,000
Percentage of options vested	100.00%
Options vesting period	4 years